Goodwill - Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Acquisitions through business combinations, intangible assets and goodwill			€ 83
Impairment loss recognised in profit or loss, goodwill	[1],[2]	€ 144	97
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill at beginning of period		8,654	8,503
Acquisitions through business combinations, intangible assets and goodwill		189	83
Decrease through classified as held for sale, intangible assets and goodwill		12	0
Increase (decrease) through net exchange differences, intangible assets and goodwill		(673)	165
Intangible assets and goodwill at end of period		8,014	8,654
Goodwill [member] | Gross carrying amount [member]
Goodwill [Line Items]
Intangible assets and goodwill at beginning of period		10,182	9,908
Intangible assets and goodwill at end of period		9,094	10,182
Goodwill [member] | Accumulated impairment [member]
Goodwill [Line Items]
Intangible assets and goodwill at beginning of period		1,528	1,405
Impairment loss recognised in profit or loss, goodwill		144	(97)
Intangible assets and goodwill at end of period		€ 1,080	€ 1,528

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.